[ALLEGHANY FUNDS LOGO]


                                                       CLASS N SHARES

      Prospectus
                                 EQUITY FUND

                                 Large-Cap
                                 Alleghany/TAMRO Large Cap Value Fund

                                 Small-Cap
                                 Alleghany/TAMRO Small Cap Fund

                     NOVEMBER 30, 2000

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares
or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.


[ALLEGHANY FUNDS LOGO]

Thank you for your interest in Alleghany Funds. Alleghany Funds offers investors a variety of investment opportunities. This prospectus pertains only to Class N Shares of Alleghany/TAMRO Large Cap Value Fund and Alleghany/TAMRO Small Cap Fund, members of the Alleghany Funds family. Please read this prospectus carefully and keep it for future reference. For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

                                   TABLE OF CONTENTS

                                                                                                       Page
                                                     FUND SUMMARIES
                                                     Investment Objectives, Principal Investment
                                                       Strategies and Risks                              3
                                  EQUITY FUNDS
                                                         Large-Cap                                       3
                                                         Alleghany/TAMRO Large Cap Value Fund            3
                                                         Small-Cap                                       4
                                                         Alleghany/TAMRO Small Cap Fund                  4
                                                         FUND EXPENSES                                   5
                                                     INVESTMENT TERMS                                    6

                                                     MORE ABOUT THE FUNDS                                7
                                                         OTHER INVESTMENT STRATEGIES                     7

                                                     MANAGEMENT OF THE FUNDS                             8
                                                         THE ADVISER                                     8
                                                         TAMRO Capital Partners LLC                      8

                                                     SHAREHOLDER INFORMATION                             9
                                                         OPENING AN ACCOUNT: BUYING SHARES               9
                                                         EXCHANGING SHARES                              10
                                                         SELLING/REDEEMING SHARES                       10
                                                         TRANSACTION POLICIES                           13
                                                         ACCOUNT POLICIES AND DIVIDENDS                 13
                                                         ADDITIONAL INVESTOR SERVICES                   14
                                                         DISTRIBUTION PLAN                              14
                                                         PORTFOLIO TRANSACTIONS AND BROKERAGE
                                                           COMMISSIONS                                  14

                                                     DIVIDENDS, DISTRIBUTIONS AND TAXES                 15

                                                     FINANCIAL HIGHLIGHTS                               16

                                                     GENERAL INFORMATION                               Back
                                                                                                        Cover


EQUITY FUND: LARGE-CAP

Alleghany/TAMRO Large Cap Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio manager invests at least 65% of the Fund's assets in common stocks of improving quality, large capitalization U.S. companies. Large capitalization stocks are those issued by established, well-known companies with a market capitalization of $9 billion or more. The portfolio manager selects stocks based
upon a range of financial criteria  including:    - Low valuation relative to
history and forecasted earnings growth rate - Improving credit quality - Rising earnings estimates

PRINCIPAL RISKS OF INVESTING IN THIS FUND
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

MANAGER RISK: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

FUND PERFORMANCE
The Fund commenced operations on November 30, 2000 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

- the value of fund shares will fluctuate

- you could lose money
- you cannot be certain that a fund will achieve its investment objective

                                        3


EQUITY FUND: SMALL-CAP

Alleghany/TAMRO Small Cap Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio manager invest at least 65% of the Fund's assets in a blended portfolio of growth and value stocks of small-capitalization companies. Small capitalization stocks are those issued by companies with a market capitalization of less than $1.5 billion. In selecting securities, the portfolio manager looks
for the following criteria:    - Above average earnings growth - Unrecognized
valuation - High quality management - Solid and improving fundamentals


The portfolio manager may also invest in real estate investment trusts (REITs), securities outside the small-cap range and cash-equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 160%).


PRINCIPAL RISKS OF INVESTING IN THIS FUND
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.


VOLATILITY RISK: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger price swings than funds with greater numbers of stocks.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: If a fund manager makes errors in security selection, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Growth stocks may lack the dividends of value stocks that protect stock prices in a falling market. During periods of growth stock underperformance, a fund's performance may suffer.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of larger up and down price swings. A REIT's return may be adversely affected when interest rates are high or rising.

FUND PERFORMANCE
The Fund commenced operations on November 30, 2000 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report.


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:


-the value of fund shares will fluctuate


-you could lose money


-you cannot be certain that a fund will achieve its investment objective


                                        4


Fund Expenses

As an investor in the Funds you pay certain indirect fees and expenses, which are described in the table.

SHAREHOLDER FEES
As a benefit of investing with the Funds, you do not incur any sales loads or exchange fees, and generally no redemption fees.

However, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


FEE AND EXPENSE TABLE



                                      ALLEGHANY/TAMRO   ALLEGHANY/TAMRO
                                      LARGE CAP VALUE      SMALL CAP
                                           FUND              FUND
Management Fee                              0.80%             0.90%
Distribution (12b-1) Fee                    0.25%             0.25%
Other Expenses                              0.90%             0.90%
                                           ------            ------
Total Annual Fund Operating Expenses        1.95%             2.05%
Fee Waiver*                                (0.75%)           (0.75%)
                                           ------            ------
Net Expense Ratio                           1.20%             1.30%
                                           ======            ======


* The ratios shown above reflect estimated expenses for Alleghany/TAMRO Large Cap Value Fund and Alleghany/TAMRO Small Cap Fund for the current fiscal year. The above table reflects the Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to reimburse expenses for one year at the rates shown in the table.
EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Funds over the time periods shown, and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remain the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

FUND                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Alleghany/TAMRO Large Cap Value Fund            $122     $540       N/A       N/A
Alleghany/TAMRO Small Cap Fund                  $132     $570       N/A       N/A

                                        5


Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.


MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.


12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

VALUE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

                                        6


More About the Funds

OTHER INVESTMENT STRATEGIES
In addition to the primary investment strategies described in the fund summary, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies, which may involve additional risks, include ADRs/EDRs, commercial paper, convertible securities, debentures, derivatives, preferred stocks, repurchase agreements, Rule 144A securities and U.S. government securities.

ADRS/EDRS
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The Funds have no intention of investing in unsponsored ADRs or EDRs.


Although ADRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs or EDRs rather than directly in stock of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.


CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.


Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEBENTURES

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DERIVATIVES
The Funds may invest in derivatives to limit risk in the portfolios or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.


PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities involves the risk that a Fund's investments

                                        7

More About the Funds (continued)


will become more illiquid in the event that an adequate trading market does not exist for these securities.


U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy and virtually risk-free.

DEFENSIVE STRATEGY RISK
There may be times when the Funds take temporary positions that may not achieve their investment objectives or follow their principal investment strategies for defensive reasons. This includes investing all or a portion of their total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Funds would do this in seeking to avoid losses, following a defense strategy could reduce the benefit from any market upswings.

More information about the risks associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).

                                        8


Management of the Funds

THE ADVISER
The Funds have an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.

TAMRO CAPITAL PARTNERS LLC
TAMRO Capital Partners LLC is the Adviser to ALLEGHANY/ TAMRO LARGE CAP VALUE FUND and ALLEGHANY/TAMRO SMALL CAP FUND. TAMRO is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a subsidiary of Alleghany Asset Management.


FUND NAME                         PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
Alleghany/TAMRO                   Phillip Tasho, CFA      Portfolio Manager since the Funds' inception in November
Large Cap Value Fund                                      2000; Chief Investment Officer of TAMRO Capital Partners
                                                          LLC. He leads the team that is responsible for the
                                                          day-to-day management of the Funds.
Alleghany/TAMRO                                           Most recently, Mr. Tasho served as Chief Executive Officer
Small Cap Fund                                            and Chief Investment Officer of Riggs Investment Management
                                                          Corp.  (RIMCO),   from
                                                          1995  to  2000.  Other
                                                          experience    includes
                                                          Vice    President   of
                                                          Shawmut     Investment
                                                          Advisors, from 1994 to
                                                          1995, Senior Portfolio
                                                          Manager  and  Director
                                                          of Research for Sovran
                                                          Bank,  Vice  President
                                                          and     Director    of
                                                          Research    for    ASB
                                                          Capital    Management,
                                                          and  Trust  Investment
                                                          Officer    for   First
                                                          American  Bank. He has
                                                          20 years of investment
                                                          management experience.
                                                          He  received  his  MBA
                                                          from George Washington
                                                          University.  He  is  a
                                                          Chartered    Financial
                                                          Analyst.


FUND NAME                                                   MANAGEMENT FEE
Alleghany/TAMRO Large Cap Value Fund                            0.80%
Alleghany/TAMRO Small Cap Fund                                  0.90%

                                        9


Shareholder Information

OPENING AN ACCOUNT

- Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each Fund are as follows:
  -- Regular accounts: $2,500
  -- Individual Retirement Accounts (IRAs): $500
  -- Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts
     (UGMA/UTMA) (custodial accounts for minors): $500
  -- Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
- Make your initial investment using the following table as a guideline.


       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ALLEGHANY FUNDS                 - Make your check payable to            address at the left.
P.O. BOX 5164                     Alleghany Funds and mail to us      - We accept checks, bank drafts, money orders and wires and
WESTBOROUGH, MA 01581             at the address at the left.           ACH for purchases (see "Other Features" on p. 13). Checks
                                - We accept checks, bank drafts         must be drawn on U.S. banks. There is a $20 charge for
                                  and money orders for purchases.       returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Boston Safe Deposit & Trust
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept third party          For: Alleghany Funds
                                  checks, which are checks made         A/C 140414
                                  payable to someone other than         FBO "Alleghany Fund Number"
                                  the Fund.                             "Your Account Number"
                                                                      - We    do
                                                                        not
                                                                        accept
                                                                        third
                                                                        party
                                                                        checks,
                                                                        which
                                                                        are
                                                                        checks
                                                                        made
                                                                        payable
                                                                        to
                                                                        someone
                                                                        other
                                                                        than the
                                                                        Funds.
BY PHONE                        - Obtain a fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling Alleghany Funds at         ACH system.
800 992-8151                      the number at the left.             - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call Alleghany
                                  amount of your investment.            Funds and tell the representative the fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Boston Safe Deposit & Trust         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: Alleghany Funds                - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Boston Safe Deposit & Trust
                                  FBO "Alleghany Fund Number"           ABA #01-10-01234
                                  "Your Account Number"                 For: Alleghany Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "Alleghany Fund Number"
                                  Alleghany Funds                       "Your Account Number"
                                  P.O. Box 5164
                                  Westborough, MA 01581


                                       10

Shareholder Information (continued)

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH system.
WWW.ALLEGHANYFUNDS.COM            site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from
                                  payable to Alleghany Funds and        Alleghany Funds for use on Alleghany Funds' Web site if
                                  mail it to the address under "By      you have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800 992-8151.
                                                                      - When you
                                                                        are
                                                                        ready to
                                                                        add   to
                                                                        your
                                                                        account,
                                                                        access
                                                                        your
                                                                        account
                                                                        through
                                                                        Alleghany
                                                                        Funds'
                                                                        Web site
                                                                        and
                                                                        enter
                                                                        your
                                                                        purchase
                                                                        instructions
                                                                        in   the
                                                                        highly
                                                                        secure
                                                                        area for
                                                                        shareholders
                                                                        only
                                                                        called
                                                                        "Shareholder
                                                                        Account
                                                                        Access".

EXCHANGING SHARES
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

Alleghany Funds reserves the right to limit,  impose charges upon,  terminate or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareholders.

SELLING/REDEEMING SHARES
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


SELLING SHARES              DESIGNED FOR...                        TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                     - Accounts of any type                 - Write and sign a letter of instruction indicating the fund
                            - Sales or redemptions of any size       name, fund number, your account number, the name(s) in
ALLEGHANY FUNDS                                                      which the account is registered and the dollar value or
P.O. BOX 5164                                                        number of shares you wish to sell.
WESTBOROUGH, MA 01581                                              - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing.")
                                                                   - Mail to us at the address at the left.
                                                                   - A check will be mailed to the name(s) and address in which the account
                                                                     is
                                                                     registered.
                                                                     If      you
                                                                     would  like
                                                                     the   check
                                                                     mailed to a
                                                                     different
                                                                     address,
                                                                     you    must
                                                                     write     a
                                                                     letter   of
                                                                     instruction
                                                                     and have it
                                                                     signature
                                                                     guaranteed.
                                                                   - Proceeds may also be sent by wire or ACH (see "Other
                                                                     Features" on p. 13).


                                       11

Shareholder Information (continued)


SELLING SHARES              DESIGNED FOR...                        TO SELL SOME OR ALL OF YOUR SHARES...
BY PHONE                    - Non-retirement accounts              - For automated service 24 hours a day using your touch-tone
                            - Sales of up to $50,000 (for            phone, call 800 992-8151.
800 992-8151                  accounts with telephone account      - To place your request with a Shareholder Service
                              privileges)                            Representative, call between 9 am and 7 pm ET,
                                                                     Monday - Friday.
                                                                   - A     check
                                                                     will     be
                                                                     mailed   to
                                                                     the name(s)
                                                                     and address
                                                                     in    which
                                                                     the account
                                                                     is
                                                                     registered.
                                                                     If      you
                                                                     would  like
                                                                     the   check
                                                                     mailed to a
                                                                     different
                                                                     address,
                                                                     you    must
                                                                     write     a
                                                                     letter   of
                                                                     instruction
                                                                     and have it
                                                                     signature
                                                                     guaranteed.
                                                                   - Proceeds may also be sent by wire or ACH (see "Other
                                                                     Features" on p. 13).
                                                                   - Alleghany
                                                                     Funds
                                                                     reserves
                                                                     the   right
                                                                     to   refuse
                                                                     any
                                                                     telephone
                                                                     sales
                                                                     request and
                                                                     may  modify
                                                                     the
                                                                     procedures
                                                                     at      any
                                                                     time.
                                                                     Alleghany
                                                                     Funds makes
                                                                     reasonable
                                                                     attempts to
                                                                     verify that
                                                                     telephone
                                                                     instructions
                                                                     are
                                                                     genuine,
                                                                     but you are
                                                                     responsible
                                                                     for     any
                                                                     loss   that
                                                                     you     may
                                                                     bear   from
                                                                     telephone
                                                                     requests.
BY INTERNET                 - Non-retirement accounts              - Complete the "Purchase, Exchange and Redemption
                                                                     Authorization" section of your account application.
WWW.ALLEGHANYFUNDS.COM                                             - Obtain a Personal Identification Number (PIN) from
                                                                     Alleghany Funds (800 992-8151) for use on Alleghany Funds'
                                                                     Web site if you have not already done so.
                                                                   - When    you
                                                                     are   ready
                                                                     to redeem a
                                                                     portion  of
                                                                     your
                                                                     account,
                                                                     access your
                                                                     account
                                                                     through
                                                                     Alleghany
                                                                     Funds'  Web
                                                                     site    and
                                                                     enter  your
                                                                     redemption
                                                                     instructions
                                                                     in      the
                                                                     highly
                                                                     secure area
                                                                     for
                                                                     shareholders
                                                                     only called
                                                                     "Shareholder
                                                                     Account
                                                                     Access".  A
                                                                     check   for
                                                                     the
                                                                     proceeds
                                                                     will     be
                                                                     mailed   to
                                                                     you  at the
                                                                     address  of
                                                                     record.
                                                                   - Proceeds may also be sent by wire or ACH. (see "Other
                                                                     Features" on p. 13)


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if: - your address of record has changed within the past 30 days - you are selling more than $50,000 worth of shares - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). For redemptions greater than $100,000, please verify with the guarantor that the letter prefix of the medallion signature guarantee is adequate to cover the redemption amount.

Signature guarantees from financial institutions which do not participate in one of these programs will not be accepted. A notary public stamp or seal CANNOT be substituted for a signature guarantee.

                                       12

Shareholder Information (continued)

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
               Owners  of  individual,  joint,  sole  -  Letter  of  instruction proprietorship, UGMA/UTMA, or general - On the letter, the signatures and titles of all persons partner accounts  authorized to sign for the account,  exactly as the account
                                           is registered
                - Signature guarantee, if applicable (see above)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered
                - Signature guarantee, if applicable (see above)

Owners or trustees of trust accounts     - Letter of instruction
                - On the letter, the signature of the trustee(s)
            - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                - Signature guarantee, if applicable (see above)

Joint tenancy shareholders whose co-     - Letter of instruction signed by the surviving tenant
tenants are deceased                     - Copy of death certificate
                - Signature guarantee, if applicable (see above)

Executors                                of  shareholder  estates  -  Letter  of
                                         instruction  signed by  executor - Copy
                                         of   order   appointing    executor   -
                                         Signature guarantee, if applicable (see
                                         above)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of Alleghany Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System.
- You must authorize Alleghany Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Alleghany Funds account(s).
- You must authorize Alleghany Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are complete within three business days of your call.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a

                                       13

Shareholder Information (continued)

redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Funds are open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to Alleghany Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds.

Alleghany Funds reserves the right to:
- reject any purchase order
- suspend the offering of fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. Alleghany Funds reserves the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. Alleghany Funds also reserves to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements: - after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans) - after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, Alleghany Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. If you request, we will continue to distribute reports to you in separate mailings.

DIVIDENDS AND DISTRIBUTIONS
The Funds will declare and pay dividends quarterly. Capital gain distributions will be distributed at least once a year, usually in December.

DIVIDEND AND DISTRIBUTION REINVESTMENTS
Many investors have their dividends and capital gains reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and capital gain distributions will be automatically reinvested on the dividend and capital gain payable date. You can also choose to have a check for your dividends and capital gains mailed to you by choosing this option on your account application.

                                       14

Shareholder Information (continued)

ADDITIONAL INVESTOR SERVICES
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the fund of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature: - complete the appropriate sections of the account application - if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "Alleghany Funds." Mail your check and application to Alleghany Funds, P.O. Box 5164, Westborough, MA 01581.

ALLEGHANY FUNDS WEB SITE
Alleghany Funds maintains a Web site located at http://www.AlleghanyFunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. Alleghany Funds and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
- you must have at least $50,000 in your account
- determine the schedule: monthly, quarterly, semi-annually or annually
- call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
Alleghany Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any Alleghany Fund with a low minimum investment of $500. There is no annual maintenance fee for IRAs. To find out more, call Alleghany Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

                                       15


Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.

- The Funds pay dividends quarterly and distribute capital gains at least once a year, usually in December. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- The Funds are obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

                                       16


Financial Highlights

The Funds commenced operations on November 30, 2000 and do not have any operating history. Information will be included in the Funds' next annual or semi-annual report.

                                       17


General Information

If you wish to know more about Alleghany Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, which is incorporated into this prospectus by reference and is dated February 15, 2000, as amended June 30, 2000 and November 30, 2000, is available to you without charge. It contains more detailed information about Alleghany Funds.

HOW TO OBTAIN REPORTS

CONTACTING ALLEGHANY FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about Alleghany Funds by contacting:

Address:   Alleghany Funds
           P.O. Box 5164
           Westborough, MA 01581

Phone:     Shareholder Services            800 992-8151
           Fund Literature                 800 391-2473
           Investment Advisor Services     800 597-9704

Web site:  www.AlleghanyFunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about Alleghany Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004

                                                                              AG